DEBT	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
DEBT
DEBT

NOTE 9—DEBT

        As of September 30, 2019 and December 31, 2018, the Company had the following debt, net of unamortized deferred financing costs:

(in thousands)	September 30, 2019	December 31, 2018
MidCap Facility	$3,898	$3,274
Current portion of New Centre Lane Facility	700	525

Current debt	$4,598	$3,799

New Centre Lane Facility	33,862	34,387
Unamortized deferred financing costs	(1,124)	(1,409)

Long-term debt, net	$32,738	$32,978

Total debt, net	$37,336	$36,777

MidCap Facility

        On October 11, 2018, the Company entered into a three-year, $15.0 million Credit and Security Agreement with MidCap Financial Trust ("MidCap"), as agent and as a lender, and other lenders that may be added as a party thereto (the "MidCap Facility"). The MidCap Facility is a secured asset-based revolving credit facility that provides borrowing availability against 85% of eligible accounts receivable and the lesser of 80% of eligible contract assets and $1.0 million, after certain customary exclusions and reserves, and allows for up to $6.0 million of non-cash collateralized letters of credit. The borrowing base eligibility limitations and exclusions that have the most impact on availability under the MidCap Facility are customer concentration limits, exclusion of receivables from the Company's joint ventures, and exclusion of receivables related to projects on which there is an underlying surety bond. The Company can, if necessary, make daily borrowings under the MidCap Facility with same day funding. The outstanding loan balance under the MidCap Facility is reduced through the daily automated sweeping of the Company's depository accounts to the lender's account under the terms of deposit account control agreements. As of September 30, 2019 and December 31, 2018, the Company had $3.9 million and $3.3 million, respectively, outstanding under the MidCap Facility, which was included in short-term borrowings on the unaudited condensed consolidated balance sheets. As of September 30, 2019, the Company had $6.4 million in available borrowings under the MidCap facility.

        Borrowings under the MidCap Facility bear interest at the London Interbank Offered Rate ("LIBOR") plus 6.0% per year, subject to a minimum LIBOR rate of 1.0%, and are payable in cash on a monthly basis.

        The Company must pay a customary unused line fee equal to 0.5% per annum of the average unused portion of the commitments under the MidCap Facility, certain other customary administration fees and a minimum balance fee. In addition, while any letters of credit are outstanding under the MidCap Facility, the Company must pay a letter of credit fee equal to 6.0% per annum, in addition to any other customary fees required by the issuer of the letter of credit.

        The Company's obligations under the MidCap Facility are secured by first priority liens on substantially all of its assets, other than the Excluded Collateral (as defined in the MidCap Facility), subject to the terms of an intercreditor agreement, dated as of October 11, 2018 (the "Intercreditor Agreement"), entered into by an affiliate of Centre Lane, as a lender under the New Centre Lane Facility (as defined below), and MidCap, as agent, and to which the Company consented. The Intercreditor Agreement was entered into as required by the MidCap Facility and the New Centre Lane Facility. The first priority liens previously granted by the Company and certain of its wholly owned subsidiaries in favor of the Centre Lane affiliate in connection with the New Centre Lane Facility are also subject to the Intercreditor Agreement, which, among other things, specifies the relative lien priorities of the secured parties under each of the MidCap Facility and the New Centre Lane Facility in the relevant collateral. It contains customary provisions regarding, among other things, the rights of the respective secured parties to take enforcement actions against the collateral and certain limitations on amending the documentation governing each of the MidCap Facility and the New Centre Lane Facility. Additionally, it provides secured parties under each of the MidCap Facility and the New Centre Lane Facility the option, in certain instances, to purchase all outstanding obligations of the Company under the other respective loan.

        The Company may from time to time voluntarily prepay outstanding amounts under the MidCap Facility, in whole or in part, in a minimum amount of $0.1 million. If at any time the amount outstanding under the MidCap Facility exceeds the borrowing base in effect at such time, the Company must repay the excess amount in cash, cash collateralize liabilities under letters of credit, or cause the cancellation of outstanding letters of credit (or any combination of the foregoing), in an aggregate amount equal to such excess. The Company is also required to repay certain amounts outstanding under the MidCap Facility upon the occurrence of certain events involving the assets upon which the borrowing base is calculated, including receipt of payments or proceeds from the Company's accounts receivable, certain casualty proceeds in excess of $25,000, and receipt of proceeds following certain asset dispositions. The Company also has certain reimbursement obligations in the event of payments by the agent or a lender against draws under outstanding letters of credit.

        In the event the MidCap Facility is terminated (by reason of an event of default or otherwise) 90 days or more prior to the maturity date, the Company will be required to pay a prepayment fee in an amount equal to the aggregate commitment under the MidCap Facility at the time of termination, multiplied by 2.0% in the first year following October 11, 2018, 1.5% in the second year, and 1.0% in the first nine months of the third year.

        The MidCap Facility requires the Company to regularly provide financial information to the lenders, and, beginning on December 31, 2018, to maintain certain total leverage and fixed charge coverage ratios and meet minimum consolidated adjusted EBITDA and minimum liquidity requirements (each of which as defined in the MidCap Facility). The Company determined that it was not in compliance with these covenants as of the last day of its third quarter, and accordingly, on November 14, 2019, the Company entered into an amendment to the MidCap Facility that changed the required levels of both financial covenants so that the Company is now in compliance with the MidCap Facility as amended as of September 29, 2019. The Company's expense related to this amendment was $0.1 million and will be reflected in the consolidated statement of operations for the year ended December 31, 2019.

        The MidCap Facility also contains customary representations and warranties, as well as customary affirmative and negative covenants. The MidCap Facility contains covenants that may, among other things, limit the Company's ability to incur additional debt, incur liens, make investments, engage in mergers, dispositions or sale-leasebacks, engage in new lines of business or certain transactions with affiliates and change accounting policies or fiscal year.

        Events of default under the MidCap Facility include, but are not limited to, failure to timely pay any amounts due and owing, a breach of certain covenants or any representations or warranties, the commencement of any bankruptcy or other insolvency proceeding, judgments in excess of certain acceptable amounts, certain events related to ERISA matters, impairment of security interests in collateral or invalidity of guarantees or security documents, and a default or event of default under the New Centre Lane Facility or the Intercreditor Agreement.

        Upon default, MidCap would have the right to declare all borrowings under the MidCap Facility to be immediately due and payable, together with accrued interest and fees, and exercise remedies under the other Financing Documents (as defined in the MidCap Facility).

Centre Lane Facilities

        In June 2017, the Company refinanced and replaced its then-existing debt with a 4.5-year senior secured term loan facility with an affiliate of Centre Lane Partners, LLC ("Centre Lane") as Administrative Agent and Collateral Agent, and the other lenders from time to time party thereto (as amended, the "Initial Centre Lane Facility"). The Initial Centre Lane Facility did not provide for working capital borrowings or access to additional letters of credit. These restrictions were addressed when the Company refinanced and replaced the Initial Centre Lane Facility with a new Centre Lane Facility and when it entered into the MidCap Facility discussed above.

        On September 18, 2018, the Company refinanced and replaced the Initial Centre Lane Facility with a four-year, $35.0 million senior secured credit agreement with an affiliate of Centre Lane as Administrative Agent and Collateral Agent, and the other lenders from time to time party thereto (the "New Centre Lane Facility"). The New Centre Lane Facility requires payment of an annual administration fee of $25,000. Borrowings under the New Centre Lane Facility bear interest at LIBOR (with a minimum rate of 2.5%) plus 10.0% per year, payable monthly in cash. The Company must repay an amount equal to 0.25% of the original aggregate principal amount of the New Centre Lane Facility in consecutive quarterly installments, beginning on December 31, 2018 through June 30, 2019. The Company must repay an amount equal to 0.5% of the original aggregate principal amount of the New Centre Lane Facility in consecutive quarterly installments, beginning on September 30, 2019.

        The Company's obligations under the New Centre Lane Facility are guaranteed by all of its wholly owned domestic subsidiaries, subject to customary exceptions. The Company's obligations are secured by first priority security interests on substantially all of its assets and those of its wholly owned domestic subsidiaries. This includes 100% of the voting equity interests of the Company's domestic subsidiaries and 65% of the voting equity interests of other directly owned foreign subsidiaries, subject to customary exceptions.

        Beginning on September 19, 2019, the Company may voluntarily prepay the New Centre Lane Facility at any time or from time to time, in whole or in part, in a minimum amount of $1.0 million of the outstanding principal amount, plus any accrued but unpaid interest on the aggregate principal amount being prepaid, plus a prepayment premium, to be calculated as follows (the "Prepayment Premium"):

Period	Prepayment Premium as a Percentage of Aggregate Outstanding Principal Prepaid
September 19, 2019 to September 18, 2021	1%
After September 18, 2021	0%

        Subject to certain exceptions, the Company must prepay an aggregate principal amount equal to 75% of its Excess Cash Flow (as defined in the New Centre Lane Facility), minus the sum of all voluntary prepayments, within five business days after the date that is 90 days following the end of each fiscal year. The New Centre Lane Facility also requires mandatory prepayment of certain amounts in the event the Company or its subsidiaries receive proceeds from certain events and activities, including, among others, asset sales, casualty events, the issuance of indebtedness and equity interests not otherwise permitted under the New Centre Lane Facility and the receipt of tax refunds or extraordinary receipts in excess of $500,000, plus, in certain instances, the applicable Prepayment Premium, calculated as set forth above.

        The New Centre Lane Facility contains customary representations and warranties, as well as customary affirmative and negative covenants. The New Centre Lane Facility contains covenants that may, among other things, limit the Company's ability to incur additional debt, incur liens, make investments or capital expenditures, declare or pay dividends, engage in mergers, acquisitions and dispositions, engage in new lines of business or certain transactions with affiliates and change accounting policies or fiscal year.

        Events of default under the New Centre Lane Facility include, but are not limited to, a breach of any of the financial covenants or any representations or warranties, failure to timely pay any amounts due and owing, the commencement of any bankruptcy or other insolvency proceeding, judgments in excess of certain acceptable amounts, the occurrence of a change in control, certain events related to ERISA matters and impairment of security interests in collateral or invalidity of guarantees or security documents.

        Upon a default under the New Centre Lane Facility, the Company's senior secured lenders would have the right to accelerate the then-outstanding amounts under such facility and to exercise their rights and remedies to collect such amounts, which would include foreclosing on collateral constituting substantially all of the Company's assets and those of its subsidiaries. However, in October 2018, the Company entered into the MidCap Facility, which provides for a secured asset-based revolving credit facility that provides borrowing availability against 85% of eligible accounts receivable and 80% of eligible contract assets; as such, the lenders under the MidCap Facility hold a first priority lien on the Company's accounts receivable and contract assets.

        The Company's borrowing rate under the New Centre Lane Facility as of September 30, 2019 was 12.5%.

        The New Centre Lane Facility requires the Company to regularly provide financial information to the lenders, and, beginning on December 31, 2018, to maintain certain total leverage and fixed charge coverage ratios and meet minimum consolidated adjusted EBITDA and minimum liquidity requirements (each of which as defined in the New Centre Lane Facility). The Company determined that it was not in compliance with these covenants as of the last day of its third quarter, and accordingly, on November 14, 2019, the Company entered into an amendment to the New Centre Lane Facility that changed the required levels of both financial covenants so that the Company is now in compliance with the New Centre Lane Facility as amended as of September 29, 2019. The Company's expense related to this amendment was $0.3 million and will be reflected in the consolidated statement of operations for the year ended December 31, 2019.

Letters of Credit and Bonds

        In line with industry practice, the Company is often required to provide letters of credit and surety and performance bonds to customers. These letters of credit and bonds provide credit support and security for the customer if the Company fails to perform its obligations under the applicable contract with such customer.

        The MidCap Facility allows for up to $6.0 million of non-cash collateralized letters of credit at 6.0% interest, of which the Company had $2.9 million outstanding as of September 30, 2019. There were no amounts drawn upon these letters of credit.

        In addition, as of September 30, 2019 and December 31, 2018, the Company had outstanding payment and performance surety bonds of $52.8 million and $51.1 million, respectively.

Deferred Financing Costs

        Deferred financing costs are amortized over the terms of the related debt facilities using the effective yield method. The following table summarizes the amortization of deferred financing costs related to the Company's debt facilities and recognized in interest expense on the unaudited condensed consolidated statements of operations:

	Three Months Ended September 30,		Nine Months Ended September 30,
(in thousands)	2019	2018	2019	2018
Initial Centre Lane Facility	$—	$1,256	$—	$1,475
New Centre Lane Facility	95	—	285	—
MidCap Facility	59	—	177	—

Total	$154	$1,256	$462	$1,475

        The following table summarizes unamortized deferred financing costs on the Company's unaudited condensed consolidated balance sheets:

(in thousands)	Location	September 30, 2019	December 31, 2018
New Centre Lane Facility	Long-term debt, net	$1,124	$1,409
MidCap Facility	Other long-term assets	477	654

Total		$1,601	$2,063

NOTE 10—DEBT

Revolving Credit Facility

        In February 2012, the Company entered into a $100.0 million Revolving Credit Facility with Wells Fargo Bank, National Association, as Administrative Agent, U.S. Bank National Association, as Syndication Agent, and the various lending institutions party thereto (as amended from time to time, the "Revolving Credit Facility"). In December 2013, the Revolving Credit Facility was increased from $100.0 million to $150.0 million. The Company gave a first priority lien on substantially all of its assets as security for the Revolving Credit Facility, which was in place until the Company refinanced its debt with an affiliate of Centre Lane Partners, LLC ("Centre Lane") in June 2017.

MidCap Facility

        On October 11, 2018, the Company entered into a three-year, $15.0 million Credit and Security Agreement with MidCap Financial Trust ("MidCap"), as agent and as a lender, and other lenders that may be added as a party thereto (the "MidCap Facility"). The MidCap Facility is a secured asset-based revolving credit facility that provides borrowing availability against 85% of eligible accounts receivable and the lesser of 80% of eligible contract assets and $1.0 million, after certain customary exclusions and reserves, and allows for up to $6.0 million of non-cash collateralized letters of credit. The Company can, if necessary, make daily borrowings under the MidCap Facility with same day funding. The outstanding loan balance under the MidCap Facility is reduced through the daily automated sweeping of the Company's depository accounts to the lender's account under the terms of deposit account control agreements. As of December 31, 2018, the Company had $3.3 million outstanding under the MidCap Facility, which is included in short-term borrowings on the consolidated balance sheet. At December 31, 2018, the Company had $4.7 million in available borrowing under the MidCap facility.

        Borrowings under the MidCap Facility bear interest at the London Interbank Offered Rate ("LIBOR") plus 6.0% per year, subject to a minimum LIBOR rate of 1.0%, and are payable in cash on a monthly basis.

        The Company must pay a customary unused line fee equal to 0.5% per annum of the average unused portion of the commitments under the MidCap Facility, certain other customary administration fees and a minimum balance fee. In addition, while any letters of credit are outstanding under the MidCap Facility, the Company must pay a letter of credit fee equal to 6.0% per annum, in addition to any other customary fees required by the issuer of the letter of credit.

        The Company's obligations under the MidCap Facility are secured by first priority liens on substantially all of its assets, other than the Excluded Collateral (as defined in the MidCap Facility), subject to the terms of an intercreditor agreement, dated as of October 11, 2018 (the "Intercreditor Agreement"), entered into by an affiliate of Centre Lane, as a lender under the New Centre Lane Facility (as defined below), and MidCap, as agent, and to which the Company consented. The Intercreditor Agreement was entered into as required by the MidCap Facility and the New Centre Lane Facility. The first priority liens previously granted by the Company and certain of its wholly owned subsidiaries in favor of the Centre Lane affiliate in connection with the New Centre Lane Facility are also subject to the Intercreditor Agreement, which, among other things, specifies the relative lien priorities of the secured parties under each of the MidCap Facility and the New Centre Lane Facility in the relevant collateral. It contains customary provisions regarding, among other things, the rights of the respective secured parties to take enforcement actions against the collateral and certain limitations on amending the documentation governing each of the MidCap Facility and the New Centre Lane Facility. It additionally provides secured parties under each of the MidCap Facility and the New Centre Lane Facility the option, in certain instances, to purchase all outstanding obligations of the Company under the other respective loan.

        The Company may from time to time voluntarily prepay outstanding amounts under the MidCap Facility, in whole or in part, in a minimum amount of $0.1 million. If at any time the amount outstanding under the MidCap Facility exceeds the borrowing base in effect at such time, the Company must repay the excess amount in cash, cash collateralize liabilities under letters of credit, or cause the cancellation of outstanding letters of credit (or any combination of the foregoing), in an aggregate amount equal to such excess. The Company is also required to repay certain amounts outstanding under the MidCap Facility upon the occurrence of certain events involving the assets upon which the borrowing base is calculated, including receipt of payments or proceeds from the Company's accounts receivable, certain casualty proceeds in excess of $25,000, and receipt of proceeds following certain asset dispositions. The Company also has certain reimbursement obligations in the event of payments by the agent or a lender against draws under outstanding letters of credit.

        In the event the MidCap Facility is terminated (by reason of an event of default or otherwise) 90 days or more prior to the maturity date, the Company will be required to pay a prepayment fee in an amount equal to the aggregate commitment under the MidCap Facility at the time of termination, multiplied by 2.0% in the first year following the Closing Date, 1.5% in the second year, and 1.0% in the first nine months of the third year.

        The MidCap Facility requires the Company to regularly provide financial information to the lenders, and, beginning on December 31, 2018, to maintain certain total leverage and fixed charge coverage ratios and meet minimum consolidated adjusted EBITDA and minimum liquidity requirements (each of which as defined in the MidCap Facility).

        The MidCap Facility also contains customary representations and warranties, as well as customary affirmative and negative covenants. The MidCap Facility contains covenants that may, among other things, limit the Company's ability to incur additional debt, incur liens, make investments, engage in mergers, dispositions or sale-leasebacks, engage in new lines of business or certain transactions with affiliates and change accounting policies or fiscal year.

        Events of default under the MidCap Facility include, but are not limited to, failure to timely pay any amounts due and owing, a breach of certain covenants or any representations or warranties, the commencement of any bankruptcy or other insolvency proceeding, judgments in excess of certain acceptable amounts, certain events related to ERISA matters, impairment of security interests in collateral or invalidity of guarantees or security documents, and a default or event of default under the New Centre Lane Facility or the Intercreditor Agreement.

        Upon default, MidCap would have the right to declare all borrowings under the MidCap Facility to be immediately due and payable, together with accrued interest and fees, and exercise remedies under the other Financing Documents (as defined in the MidCap Facility).

New Centre Lane Facility

        On September 18, 2018, the Company refinanced and replaced its Initial Centre Lane Facility with a four-year $35.0 million senior secured credit agreement with an affiliate of Centre Lane as Administrative Agent and Collateral Agent, and the other lenders from time to time party thereto (the "New Centre Lane Facility"). The Company recorded a loss on extinguishment of debt of $1.1 million, which is included in interest expense on the consolidated statement of operations for the year ended December 31, 2018. After payment of the amounts outstanding under the Initial Centre Lane Facility and fees associated with the New Centre Lane Facility, net cash proceeds were $1.0 million.

        The New Centre Lane Facility requires payment of an annual administration fee of $25,000. Borrowings under the New Centre Lane Facility bear interest at LIBOR (with a minimum rate of 2.5%) plus 10% per year, payable monthly in cash. The Company must repay an amount equal to 0.25% of the original aggregate principal amount of the New Centre Lane Facility in consecutive quarterly installments, beginning on December 31, 2018 through June 30, 2019. The Company must repay an amount equal to 0.50% of the original aggregate principal amount of the New Centre Lane Facility in consecutive quarterly installments, beginning on September 30, 2019.

        The Company's obligations under the New Centre Lane Facility are guaranteed by all of its wholly owned domestic subsidiaries, subject to customary exceptions. The Company's obligations are secured by first priority security interests on substantially all of its assets and those of its wholly owned domestic subsidiaries. This includes 100% of the voting equity interests of the Company's domestic subsidiaries and 65% of the voting equity interests of other directly owned foreign subsidiaries, subject to customary exceptions.

        Beginning on September 19, 2019, the Company may voluntarily prepay the New Centre Lane Facility at any time or from time to time, in whole or in part, in a minimum amount of $1.0 million of the outstanding principal amount, plus any accrued but unpaid interest on the aggregate principal amount being prepaid, plus a prepayment premium, to be calculated as follows (the "Prepayment Premium"):

Period	Prepayment Premium as a Percentage of Aggregate Outstanding Principal Prepaid
September 19, 2019 to September 18, 2021	1%
After September 18, 2021	0%

        Subject to certain exceptions, the Company must prepay an aggregate principal amount equal to 75% of its Excess Cash Flow (as defined in the New Centre Lane Facility), minus the sum of all voluntary prepayments, within five business days after the date that is 90 days following the end of each fiscal year. The New Centre Lane Facility also requires mandatory prepayment of certain amounts in the event the Company or its subsidiaries receive proceeds from certain events and activities, including, among others, asset sales, casualty events, the issuance of indebtedness and equity interests not otherwise permitted under the New Centre Lane Facility and the receipt of tax refunds or extraordinary receipts in excess of $500,000, plus, in certain instances, the applicable Prepayment Premium, calculated as set forth above.

        The New Centre Lane Facility contains customary representations and warranties, as well as customary affirmative and negative covenants. The New Centre Lane Facility contains covenants that may, among other things, limit the Company's ability to incur additional debt, incur liens, make investments or capital expenditures, declare or pay dividends, engage in mergers, acquisitions and dispositions, engage in new lines of business or certain transactions with affiliates and change accounting policies or fiscal year.

        Events of default under the New Centre Lane Facility include, but are not limited to, a breach of any of the financial covenants or any representations or warranties, failure to timely pay any amounts due and owing, the commencement of any bankruptcy or other insolvency proceeding, judgments in excess of certain acceptable amounts, the occurrence of a change in control, certain events related to ERISA matters and impairment of security interests in collateral or invalidity of guarantees or security documents.

        Upon a default under the New Centre Lane Facility, the Company's senior secured lenders would have the right to accelerate the then-outstanding amounts under such facility and to exercise their rights and remedies to collect such amounts, which would include foreclosing on collateral constituting substantially all of the Company's assets and those of its subsidiaries. However, in October 2018, the Company entered into the three-year, $15.0 million MidCap Facility, which provides for a secured asset-based revolving credit facility that provides borrowing availability against 85% of eligible accounts receivable and the lesser of 80% of eligible contract assets and $1.0 million; as such, the lenders under the MidCap Facility hold a first priority lien on the Company's accounts receivable and contract assets.

        The scheduled maturities of the New Centre Lane Facility are as follows:

December 31,	(in thousands)
2019	$525
2020	700
2021	700
2022	32,987
Thereafter	—

Total	$34,912

        The Company's borrowing rate under the New Centre Lane Facility at December 31, 2018 was 12.5%.

        The following table summarizes the Company's debt under the MidCap Facility and the New Centre Lane Facility:

(in thousands)	As of December 31, 2018
MidCap Facility	$3,274
Current portion of term loan	525

Current debt	$3,799

Term loan, due 2022	34,387
Unamortized deferred financing costs	(1,409)

Long-term debt, net	$32,978

Total debt, net	$36,777

Initial Centre Lane Term Facility

        In June 2017, funds affiliated with Centre Lane purchased and assumed the outstanding debt from the Company's then-existing lenders under the Revolving Credit Facility. The Company replaced the Revolving Credit Facility with a 4.5-year senior secured term loan facility with an affiliate of Centre Lane as Administrative Agent and Collateral Agent, and the other lenders from time to time party thereto (as amended, the "Initial Centre Lane Facility"). The Initial Centre Lane Facility was governed by the terms of the Senior Secured Credit Agreement, dated June 16, 2017, as amended by the First Amendment, dated August 17, 2017 (the "First Centre Lane Amendment"), the Limited Waiver and Second Amendment, dated October 11, 2017, the Second Limited Waiver and Third Amendment, dated January 9, 2018, the Third Limited Waiver, dated March 30, 2018, the Fourth Amendment, dated April 13, 2018 and the Consent and Fifth Amendment, dated July 11, 2018. While not a party to the Initial Centre Lane Facility, entities associated with Wynnefield Capital, Inc., the Company's largest equity investor, funded $6.0 million of the Initial Centre Lane Facility. After payment of the Revolving Credit Facility and fees associated with both the Initial Centre Lane Facility and the First Centre Lane Amendment, net cash proceeds were $15.3 million.

        The Initial Centre Lane Facility provided for an initial loan in an aggregate principal amount of $45.0 million, and the First Centre Lane Amendment provided for a first-out loan for an additional aggregate principal amount of $10.0 million (the "First-Out Loan"). The Initial Centre Lane Facility had a maturity date of December 16, 2021. However, the fourth amendment to the Initial Centre Lane Facility imposed a mandatory prepayment of all obligations then outstanding under the Initial Centre Lane Facility on May 31, 2019, which date was then extended by the fifth amendment to such facility to April 1, 2020. Had the First-Out Loan not been paid in full as a result of the sale of Mechanical Solutions in October 2017, described below, it would have matured on September 30, 2018.

        The Initial Centre Lane Facility required payment of an annual administration fee of $25,000 and an upfront fee equal to 7% of the aggregate commitments provided under the Initial Centre Lane Facility. The upfront fee bore interest at a rate of LIBOR plus 19% annual payable-in kind ("PIK") interest. The upfront fee was payable upon the earlier of maturity or the occurrence of certain events, including significant debt prepayments or asset sales that may have occurred prior to maturity. In addition to those fees, the First Centre Lane Amendment also required the Company to pay an upfront fee equal to 7% of the First-Out Loan commitments, which bore interest at the same rate as the initial upfront fee, and an exit fee equal to 7% of the aggregate outstanding principal amount of the First-Out Loan commitments, which was payable upon the maturity date of the First-Out Loan.

        Borrowings under the Centre Lane Facility bore interest at LIBOR plus the sum of 9% per year, payable in cash, plus 10% PIK interest. Cash interest was payable monthly, and the PIK interest accrued to and increased the principal balance on a monthly basis.

        On October 11, 2017, the Company sold substantially all of the operating assets and liabilities of its Mechanical Solutions segment and used a portion of the proceeds to pay down $34.0 million of the Company's outstanding debt, including full repayment of the First-Out Loan and its related fees as well as the upfront fee on the Initial Centre Lane Facility. This payment satisfied the $25.0 million prepayment criteria necessary to avoid a PIK rate increase to 15% on January 1, 2018. Additionally, on October 31, 2017, the Company completed the sale of its manufacturing facility in Mexico and auctioned the remaining production equipment and other assets for net proceeds of $3.6 million, of which $1.9 million was used to reduce the principal amount of the Initial Centre Lane Facility. The remainder was used to fund working capital requirements.

        The Company's obligations under the Initial Centre Lane Facility were guaranteed by all of its wholly owned domestic subsidiaries, subject to customary exceptions. The Company's obligations were secured by first priority security interests on substantially all of its assets and those of its wholly owned domestic subsidiaries. This included 100% of the voting equity interests of the Company's domestic subsidiaries and certain specified foreign subsidiaries and 65% of the voting equity interests of other directly owned foreign subsidiaries, subject to customary exceptions.

        The Company was permitted to voluntarily prepay the Initial Centre Lane Facility at any time or from time to time, in whole or in part, in a minimum amount of $1.0 million of the outstanding principal amount, plus any accrued but unpaid interest on the aggregate amount of the term loans being prepaid, plus a prepayment premium, which was to be calculated as follows (the "Prior Prepayment Premium"):

Period	Prepayment Premium as a Percentage of Aggregate Outstanding Principal Prepaid
June 16, 2017 to June 16, 2018	3%
June 17, 2018 to June 16, 2019	2%
June 17, 2019 to June 16, 2020	1%
After June 16, 2020	0%

        Subject to certain exceptions, the Company was required to prepay an aggregate principal amount equal to 100% of its Excess Cash Flow (as defined in the Initial Centre Lane Facility), minus the sum of all voluntary prepayments, within five business days after the date that is 90 days following the end of each fiscal year. The Initial Centre Lane Facility also required mandatory prepayment of certain amounts in the event the Company or its subsidiaries received proceeds from certain events and activities, including, among others, asset sales, casualty events, the issuance of indebtedness and equity interests not otherwise permitted under the Initial Centre Lane Facility and the receipt of tax refunds or extraordinary receipts in excess of $500,000, plus, in certain instances, the applicable Prior Prepayment Premium, calculated as set forth above.

        The Initial Centre Lane Facility contained customary representations and warranties, as well as customary affirmative and negative covenants. The Initial Centre Lane Facility contained covenants that may have, among other things, limited the Company's ability to incur additional debt, incur liens, make investments or capital expenditures, declare or pay dividends, engage in mergers, acquisitions and dispositions, engage in new lines of business or certain transactions with affiliates and change accounting policies or fiscal year.

        The Initial Centre Lane Facility also required the Company to regularly provide financial information to the lenders, and, beginning on September 30, 2019, to maintain certain total leverage and fixed charge coverage ratios. The Company's capital expenditures were also limited.

        Events of default under the Initial Centre Lane Facility included, but were not limited to, a breach of any of the financial covenants or any representations or warranties, failure to timely pay any amounts due and owing, the commencement of any bankruptcy or other insolvency proceeding, judgments in excess of certain acceptable amounts, the occurrence of a change in control, certain events related to ERISA matters and impairment of security interests in collateral or invalidity of guarantees or security documents.

        Upon a default under the Initial Centre Lane Facility, the Company's senior secured lenders would have had the right to accelerate the then-outstanding amounts under such facility and to exercise their rights and remedies to collect such amounts, which would include foreclosing on collateral constituting substantially all of the Company's assets and those of its subsidiaries. During the third quarter of 2017, the Company made the decision to exit and sell substantially all of the operating assets and liabilities of its Mechanical Solutions segment in an effort to reduce the Company's outstanding term debt. As an initial step in this plan, the Company filed a certificate of dissolution and dissolved its wholly owned inactive subsidiary, Braden Construction Services, Inc., on September 5, 2017. As a result of this dissolution, the Company was in violation of one of its covenants under the Initial Centre Lane Facility as of December 31, 2017. On January 9, 2018, the Company entered into a second limited waiver and third amendment to the Initial Centre Lane Facility, which waived the event of default caused by the dissolution and extended the first required date for the Company to satisfy the total leverage and fixed charge coverage ratios to March 31, 2019.

        On March 30, 2018, the Company entered into a third limited waiver to the Initial Centre Lane Facility, which extended the delivery date of the Annual Report on Form 10-K for the year ended December 31, 2017, and the time period for the required payment of the $0.3 million net cash proceeds from the sale of the office building in Heerlen, Netherlands, which was sold in March 2018, until May 31, 2018.

        On April 13, 2018, the Company entered into a fourth amendment to the Initial Centre Lane Facility, which:

•
Extended the first required date for the Company to satisfy the total leverage and fixed charge coverage ratios to September 30, 2019.

•
Waived the requirement under the Initial Centre Lane Facility to prepay $3.7 million of certain future cash receipts and any event of default that would otherwise result from failure to pay such amounts (including the $0.3 million net cash proceeds from the sale of the Heerlen office building and $2.1 million cash proceeds from the sale of pre-petition receivables due from Westinghouse Electric Company LLC, which filed for bankruptcy in March 2017).

•
Provided a $3.0 million incremental loan commitment that could have been drawn upon in minimum increments of $1.0 million, and, if utilized, bore interest at the greater of LIBOR plus 19% or 50%.

•
Assessed a 1% unused line fee on the incremental loan commitment.

•
Required a payment of a $0.5 million exit fee, due and payable on May 31, 2019.

•
Required a mandatory prepayment of all the obligations due and payable under the Initial Centre Lane Facility on the earlier of (i) May 31, 2019, (ii) the date Williams Industrial Services Group, LLC and its subsidiaries are sold or (iii) the date of acceleration of the loans pursuant to an additional event of default.

        On July 11, 2018, the Company entered into the fifth amendment to the Initial Centre Lane Facility, which:

•
Waived the event of default and other bankruptcy events of default (as defined in the Initial Centre Lane Facility) that would otherwise have resulted from Koontz-Wagner filing for bankruptcy protection under Chapter 7 of the Bankruptcy Code.

•
Extended the required prepayment of all outstanding amounts due and payable to the earlier of April 1, 2020 or the date of acceleration of loans pursuant to an additional event of default.

•
Extended the first required date for the Company to satisfy the total leverage and fixed charge coverage ratios to June 30, 2020.

•
Assessed a $4.0 million amendment fee, which was capitalized and added to the outstanding principal balance of the term loan and was to be due and payable on April 1, 2020.

Letters of Credit and Bonds

        In line with industry practice, the Company is often required to provide letters of credit and payment and performance surety bonds to customers. These letters of credit and bonds provide credit support and security for the customer if the Company fails to perform its obligations under the applicable contract with such customer.

        The MidCap Facility allows for up to $6.0 million of non-cash collateralized letters of credit at 6.0% interest, of which the Company had $2.7 million outstanding as of December 31, 2018. There were no amounts drawn upon these letters of credit.

        The interest rate on letters of credit issued under the Revolving Credit Facility letter of credit sublimit was 8.5% per annum at the time the Company refinanced its debt in mid-June 2017. To the extent that a letter of credit had an expiration date beyond the original Revolving Credit Facility maturity date of February 21, 2017, cash collateral of an amount equal to 105% of the face amount of such letter of credit was provided as security for all reimbursement and other letter of credit obligations.

        As of December 31, 2017, the Company's outstanding standby letters of credit issued under the Revolving Credit Facility were $9.0 million. As of December 31, 2017, the Company provided cash collateral of $9.5 million for letters of credit with expiry dates beyond the Revolving Credit Facility's original maturity date.

        In addition, as of December 31, 2018 and 2017, the Company had outstanding payment and performance surety bonds of $51.1 million and $32.5 million, respectively.

Deferred Financing Costs

        Deferred financing costs are amortized over the terms of the related debt facilities using the effective yield method. The following table summarizes the amortization of deferred financing costs related to the Company's debt facilities and recognized in interest expense on the consolidated statements of operations:

	December 31,
(in thousands)	2018	2017
Initial Centre Lane Facility*	$1,460	$5,589
New Centre Lane Facility	111	—
MidCap Facility	52	—
Revolving Credit Facility	—	35

Total	$1,623	$5,624

*
2018 includes accelerated amortization of deferred financing costs of $0.6 million associated with the fourth amendment to the Initial Centre Lane Facility entered into in April 2018.

        The following table summarizes unamortized deferred financing costs on the Company's consolidated balance sheets:

		December 31,
(in thousands)	Location	2018	2017
Initial Centre Lane Facility	Long-term debt, net	$—	$885
New Centre Lane Facility	Long-term debt, net	1,409	—
MidCap Facility	Other long-term assets	654	—

Total		$2,063	$885